UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2018

Date of reporting period:	4/30/2018

Item 1. Schedule of Investments

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.4%
Asset-Backed Securities 22.4%
Automobiles 4.6%
AmeriCredit Automobile Receivables Trust,
Series 2016-4, Class C	2.410%	07/08/22	100	$ 98,095
Series 2017-3, Class C	2.690	06/19/23	240	236,039
Series 2017-4, Class C	2.600	09/18/23	600	587,694
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A	1.920	09/20/19	917	915,223
Series 2015-2A, Class A, 144A	2.630	12/20/21	300	295,181
Series 2016-1A, Class A, 144A	2.990	06/20/22	900	889,904
Series 2018-1A, Class A, 144A	3.700	09/20/24	1,100	1,099,728

Drive Auto Receivables Trust, Series 2018-1, Class B	2.880	02/15/22	500	498,546
Enterprise Fleet Financing LLC,
Series 2016-2, Class A2, 144A	1.740	02/22/22	113	112,383
Series 2017-1, Class A2, 144A	2.130	07/20/22	660	656,974
Series 2017-2, Class A2, 144A	1.970	01/20/23	600	595,214
Ford Credit Auto Owner Trust,
Series 2017-1, Class A, 144A	2.620	08/15/28	1,500	1,469,599
Series 2017-2, Class A, 144A	2.360	03/15/29	1,600	1,544,197
Ford Credit Floorplan Master Owner Trust A,
Series 2017-3, Class A	2.480	09/15/24	1,200	1,165,919
Series 2018-2, Class A	3.170	03/15/25	4,000	3,979,180

Hertz Vehicle Financing II LP, Series 2016-1A, Class A, 144A	2.320	03/25/20	200	198,900
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class A, 144A	2.040	01/15/21	5	4,796
Series 2017-1A, Class A, 144A	2.160	10/15/20	1,343	1,335,647
Series 2017-2A, Class B, 144A	2.550	11/14/23	1,600	1,567,921
Series 2017-2A, Class C, 144A	2.820	07/15/24	400	392,173
Santander Drive Auto Receivables Trust,
Series 2017-3, Class C	2.760	12/15/22	400	395,316
Series 2018-1, Class C	2.960	03/15/24	300	296,943
Series 2018-2, Class C	3.350	07/17/23	430	428,381
				18,763,953
Collateralized Loan Obligations 10.1%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.160%	3.508(c)	07/15/26	500	500,744

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
ALM Ltd. (Cayman Islands),
Series 2013-8A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.838%(c)	10/15/28	250	$ 251,172
Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	3.398(c)	04/16/27	400	400,398

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.618(c)	07/15/30	750	754,665
Apidos CLO XXIII (Cayman Islands), Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820%	3.168(c)	01/15/27	1,250	1,252,044
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.628(c)	07/15/29	250	251,533
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.608(c)	07/16/29	750	752,925
Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.648(c)	01/16/30	250	251,283

Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A, 3 Month LIBOR + 1.450%	3.237(c)	08/05/27	250	250,511
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.590%	3.938(c)	10/15/28	250	253,084
Battalion CLO Ltd. (Cayman Islands),
Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.695(c)	07/18/30	250	251,765
Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	3.909(c)	01/24/29	250	251,545
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2014-VA, Class AR, 144A, 3 Month LIBOR + 1.200%	3.559(c)	10/20/26	500	501,376
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.598(c)	10/15/30	500	501,726

BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.672(c)	04/13/27	500	500,661
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A, 3 Month LIBOR + 1.250%	3.598(c)	04/15/29	750	753,804
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-4A, Class AR, 144A, 3 Month LIBOR + 1.450%	3.809(c)	01/20/29	250	251,493
Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.089(c)	05/15/25	500	499,994
Series 2014-3A, Class A1AR, 144A, 3 Month LIBOR + 1.150%	3.516(c)	07/27/26	500	500,534
CARLYLE US CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1B, 144A, 3 Month LIBOR + 1.230%	3.589(c)	04/20/31	750	752,336

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CARLYLE US CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-1A, Class A1, 144A	—%(p)	04/20/31	1,000	$ 1,000,000

Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.548(c)	07/15/26	250	250,223
Elevation CLO Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.528(c)	10/15/26	500	501,311
Series 2015-4A, Class A, 144A, 3 Month LIBOR + 1.550%	3.905(c)	04/18/27	250	252,026
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	2.824(c)	07/15/30	750	750,989

Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.598(c)	01/16/26	250	250,446
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.170%	3.518(c)	10/15/26	500	500,449
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A	—(p)	04/26/31	1,000	1,000,000
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A1R, 144A, 3 Month LIBOR + 1.000%	2.845(c)	02/05/31	250	250,312
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.642(c)	10/23/29	500	503,422
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%	3.888(c)	04/15/27	250	250,262
Jamestown CLO Ltd. (Cayman Islands), Series 2016-9A, Class A1B, 144A, 3 Month LIBOR + 1.500%	3.859(c)	10/20/28	250	251,102
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.528(c)	01/15/31	500	502,658
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.139(c)	05/15/26	500	500,459
Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.548(c)	10/15/26	750	752,027

Limerock CLO LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.559(c)	10/20/26	500	500,657
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.475(c)	01/18/27	500	500,692
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.036(c)	02/20/31	1,500	1,501,215
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.210%	3.075(c)	01/16/31	1,250	1,249,903

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.589%(c)	10/12/30	500	$ 503,041
Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.588(c)	10/15/26	250	250,476
Series 2015-9A, Class A1A, 144A, 3 Month LIBOR + 1.460%	3.808(c)	07/15/27	250	250,427

Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%	3.198(c)	01/15/28	1,000	1,000,773
Ocean Trails CLO Ltd. (Cayman Islands), Series 2016-6A, Class A2A, 144A, 3 Month LIBOR + 1.690%	4.038(c)	07/15/28	250	252,895
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.608(c)	07/15/30	250	252,915
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.612(c)	10/22/30	1,000	1,004,988
OZLM Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A, 3 Month LIBOR + 1.440%	3.799(c)	10/30/27	500	500,643
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.609(c)	10/30/30	500	503,643
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.849(c)	01/20/29	750	754,721
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	3.483(c)	01/17/31	1,000	1,006,845
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.192(c)	05/21/29	500	502,438
Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.629(c)	07/20/30	500	503,162
Regatta Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.020%	3.380(c)	07/25/26	500	500,835
Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.722(c)	12/20/28	250	251,250

Romark CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 1.030%	2.776(c)	04/20/31	1,000	999,988
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.009(c)	05/15/26	496	495,665

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.432%(c)	01/26/31	1,000	$ 1,000,376
Series 2016-2A, Class A, 144A, 3 Month LIBOR + 1.660%	4.019(c)	10/20/28	250	251,493
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.280%	3.640(c)	07/25/30	500	503,893

Telos CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.593(c)	01/17/30	1,000	1,007,520
TICP CLO Ltd. (Cayman Islands),
Series 2016-6A, Class A, 144A, 3 Month LIBOR + 1.550%	3.898(c)	01/15/29	500	503,003
Series 2017-7A, Class AS, 144A, 3 Month LIBOR + 1.230%	3.578(c)	07/15/29	250	251,102
Series 2017-9A, Class A, 144A, 3 Month LIBOR + 1.140%	2.871(c)	01/20/31	1,000	1,000,189
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	4.060(c)	10/25/28	500	501,253
Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	3.680(c)	07/25/29	500	503,397
Voya CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.558(c)	10/15/30	750	755,345
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.900%	3.255(c)	01/18/29	1,000	999,753
Series 2016-1A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.429(c)	01/20/31	1,000	1,000,902
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.650%	4.009(c)	10/20/28	500	502,689
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.679(c)	04/20/29	250	251,466

York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.512(c)	01/22/31	500	502,948
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.718(c)	07/15/29	250	251,832
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.638(c)	04/15/30	250	253,507
Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	3.075(c)	04/15/29	750	750,104
				41,277,223
Consumer Loans 0.8%
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 144A	3.300	03/14/29	360	359,099
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A	2.570	07/18/25	219	219,167
Series 2017-1A, Class A2, 144A, 1 Month LIBOR + 0.800%	2.697(c)	09/14/32	800	802,555

SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050	04/25/29	180	179,181

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160%	11/15/24	275	$ 274,523
Series 2016-AA, Class A, 144A	2.900	11/15/29	800	795,313
Series 2017-AA, Class A, 144A	2.680	07/15/30	700	687,108
				3,316,946
Credit Cards 1.7%
American Express Credit Account Master Trust,
Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.347(c)	09/16/24	1,100	1,108,117
Series 2017-5, Class A, 1 Month LIBOR + 0.380%	2.277(c)	02/18/25	500	502,563

Chase Issuance Trust, Series 2017-A2, Class A, 1 Month LIBOR + 0.400%	2.297(c)	03/15/24	500	502,242
Citibank Credit Card Issuance Trust,
Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	2.385(c)	12/07/23	800	806,197
Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	2.518(c)	04/22/26	800	809,944
Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	2.265(c)	08/08/24	900	902,517
Discover Card Execution Note Trust,
Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	2.387(c)	07/15/24	900	906,462
Series 2017-A4, Class A4	2.530	10/15/26	800	768,659
Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%	2.497(c)	12/15/26	400	402,510
				6,709,211
Equipment 0.5%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410	08/16/24	800	782,777
Series 2017-B, Class A4, 144A	2.410	11/15/24	500	486,126
Series 2017-B, Class A5, 144A	2.720	06/15/40	800	769,942
				2,038,845
Home Equity Loans 0.5%
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000(cc)	12/25/57	652	663,435
Option One Mortgage Loan Trust, Series 2005-3, Class M2, 1 Month LIBOR + 0.735%	2.632(c)	08/25/35	1,500	1,499,293
				2,162,728

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%	10/20/30	80	$ 79,548
Residential Mortgage-Backed Securities 2.0%
CSMC Trust,
Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	5.037(c)	12/26/46	667	687,716
Series 2018-3R, 144A, 1 Month LIBOR + 1.200%^	3.071(c)	12/25/46	570	570,000

Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 144A	2.750(cc)	01/25/61	900	885,016
RAAC Series Trust, Series 2007-SP3, Class A1, 1 Month LIBOR + 1.200%	3.097(c)	09/25/47	255	253,385
Towd Point Mortgage Trust,
Series 2017-4, Class A1, 144A	2.750(cc)	06/25/57	2,003	1,966,104
Series 2017-5, Class A1, 144A, 1 Month LIBOR + 0.600%	2.497(c)	02/25/57	1,302	1,307,408
Series 2017-6, Class A1, 144A	2.750(cc)	10/25/57	1,314	1,290,700
Series 2018-1, Class A1, 144A	3.000(cc)	01/25/58	1,182	1,171,136

VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375	04/25/47	78	77,964
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250	06/25/47	101	100,591
				8,310,020
Student Loans 2.2%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	996	974,625
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	700	697,120
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	600	584,137
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	900	899,232

Navient Private Education Refi Loan Trust, Series 2018-A, Class A2, 144A	3.190	02/18/42	1,300	1,284,414
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 Month LIBOR + 0.800%	3.160(c)	07/25/36	700	703,724
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 144A	2.840	01/25/41	1,600	1,558,608

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A	2.640%	08/25/47	891	$ 887,028
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	1,400	1,392,754
				8,981,642
Total Asset-Backed Securities (cost $91,982,150)				91,640,116
Commercial Mortgage-Backed Securities 15.1%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172	05/15/49	300	286,397
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	469,146
BENCHMARK Mortgage Trust,
Series 2018-B1, Class A4	3.402	01/15/51	2,000	1,953,175
Series 2018-B3, Class A4	3.761	04/10/51	1,500	1,507,882

CD Mortgage Trust, Series 2016-CD1, Class A3	2.459	08/10/49	500	461,307
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585	12/10/54	2,000	1,981,720
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,100	1,056,976
Series 2016-C3, Class A3	2.896	11/15/49	900	849,824
Series 2017-P8, Class A3	3.203	09/15/50	1,700	1,635,453
Commercial Mortgage Trust,
Series 2015-PC1, Class A4	3.620	07/10/50	3,200	3,202,327
Series 2016-COR1, Class A3	2.826	10/10/49	800	755,205

CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3	3.127	06/15/50	1,200	1,145,113
Fannie Mae-Aces,
Series 2015-M07, Class AB2	2.502	12/25/24	488	470,739
Series 2016-M07, Class AB2	2.385	09/25/26	200	184,678
Series 2016-M11, Class A2	2.369(cc)	07/25/26	1,200	1,113,141
Series 2016-M13, Class A2	2.560(cc)	09/25/26	1,900	1,777,179
Series 2017-M01, Class A2	2.497(cc)	10/25/26	500	465,704
Series 2017-M04, Class A2	2.684(cc)	12/25/26	2,500	2,349,220
Series 2017-M08, Class A2	3.061(cc)	05/25/27	1,900	1,842,299
Series 2018-M04, Class A2	3.042(cc)	03/25/28	1,325	1,280,713
FHLMC Multifamily Structured Pass-Through Certificates,
Series K036, Class A2	3.527(cc)	10/25/23	1,100	1,119,660
Series K053, Class A2	2.995	12/25/25	350	343,053
Series K057, Class AM	2.624	08/25/26	1,650	1,543,843

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K068, Class AM	3.315%	08/25/27	1,500	$ 1,476,719
Series K069, Class A2	3.187(cc)	09/25/27	1,300	1,275,592
Series K069, Class AM	3.248(cc)	09/25/27	300	293,460
Series K070, Class A2	3.303(cc)	11/25/27	2,125	2,101,127
Series K070, Class AM	3.364(cc)	12/25/27	425	419,504
Series K072, Class A2	3.444	12/25/27	600	600,937
Series K074, Class A2	3.600	01/25/28	3,600	3,642,463
Series K075, Class AM	3.650	02/25/28	1,075	1,083,275

GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3	3.119	05/10/50	1,000	971,133
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244	10/10/48	2,000	1,949,856
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	1,100	1,058,887
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4	3.414	03/15/50	1,400	1,372,734
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP2, Class A3	2.559	08/15/49	1,000	929,441
Series 2016-JP3, Class A4	2.627	08/15/49	700	648,559
Series 2017-JP7, Class ASB	3.241	09/15/50	575	562,862

LCCM, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,600	1,542,194
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790	02/15/48	850	848,159
Morgan Stanley Capital I Trust,
Series 2016-BNK2, Class A3	2.791	11/15/49	900	842,176
Series 2016-UB11, Class A3	2.531	08/15/49	1,200	1,103,707
UBS Commercial Mortgage Trust,
Series 2017-C2, Class ASB	3.264	08/15/50	800	787,827
Series 2017-C3, Class ASB	3.215	08/15/50	900	887,687
Series 2017-C5, Class A4	3.212	11/15/50	1,800	1,724,017
Series 2018-C9, Class A3	3.854	03/15/51	750	753,138
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C6, Class A3FL, 144A, 1 Month LIBOR + 0.790%	2.684(c)	04/10/46	749	761,341
Series 2013-C6, Class A4	3.244	04/10/46	101	100,247
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class A2	2.399	08/15/49	1,200	1,094,012
Series 2016-C35, Class A3	2.674	07/15/48	1,900	1,768,301
Series 2016-NXS6, Class A3	2.642	11/15/49	1,500	1,396,130
Series 2017-C38, Class A4	3.190	07/15/50	1,000	959,675

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2017-RB1, Class A4	3.374%	03/15/50	1,400	$ 1,365,098

Total Commercial Mortgage-Backed Securities (cost $64,483,266)				62,115,012
Corporate Bonds 32.3%
Aerospace & Defense 0.0%
Harris Corp., Sr. Unsec’d. Notes	3.832	04/27/25	30	29,848
Agriculture 0.4%
Altria Group, Inc., Gtd. Notes	2.850	08/09/22	100	97,441
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A	2.297	08/14/20	690	675,083
Gtd. Notes, 144A	3.222	08/15/24	890	845,664
				1,618,188
Airlines 0.4%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	202	208,803
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	92	88,771
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750	06/17/21	151	159,450
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.875	03/13/20	285	283,533
Sr. Unsec’d. Notes	3.400	04/19/21	665	662,773

United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	390	367,814
				1,771,144
Auto Manufacturers 1.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	2.250	09/15/23	645	602,100
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.749(c)	04/12/21	60	60,205
Gtd. Notes, 144A	3.100	04/12/21	80	79,777
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.250	03/02/20	295	290,408
Gtd. Notes, 144A	3.100	05/04/20	295	294,785
Gtd. Notes, 144A	3.350	05/04/21	495	494,426

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750%	01/15/43	100	$ 89,133
Sr. Unsec’d. Notes	5.291	12/08/46	300	288,216
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.336	03/18/21	515	511,512
Sr. Unsec’d. Notes	3.815	11/02/27	250	232,597
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	01/15/20	550	549,463
Gtd. Notes, 3 Month LIBOR + 0.850%	3.187(c)	04/09/21	130	130,921
Gtd. Notes	3.450	04/10/22	180	177,555
Gtd. Notes	3.550	04/09/21	95	94,929
Gtd. Notes	3.850	01/05/28	705	656,087
Gtd. Notes	4.350	01/17/27	560	544,723
Gtd. Notes	5.250	03/01/26	375	389,782

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150	02/26/20	175	171,694
				5,658,313
Banks 9.7%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	198,469
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	3.593	07/21/28	1,595	1,519,477
Sr. Unsec’d. Notes, MTN	3.824	01/20/28	575	560,474
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	200	204,726
Sr. Unsec’d. Notes, MTN	4.443	01/20/48	290	290,619
Sub. Notes, MTN	4.000	01/22/25	800	790,718
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	2.802(c)	04/13/21	200	200,794
Sr. Unsec’d. Notes, Series D, MTN	3.100	04/13/21	380	378,456

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	450	441,057
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.200	08/10/21	345	340,345
Sr. Unsec’d. Notes	3.684	01/10/23	230	226,899
Sr. Unsec’d. Notes	4.375	01/12/26	200	197,477
Sr. Unsec’d. Notes	4.950	01/10/47	200	199,452
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	710	679,658

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BNP Paribas SA (France), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	2.950%	05/23/22	435	$ 422,868

BPCE SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	582,052
Capital One Financial Corp.,
Sr. Unsec’d. Notes	2.500	05/12/20	700	689,342
Sr. Unsec’d. Notes	3.450	04/30/21	1,200	1,200,172

Capital One NA, Sr. Unsec’d. Notes	2.250	09/13/21	250	240,061
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	1,750	1,748,926
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.200	10/21/26	290	270,303
Sr. Unsec’d. Notes	3.400	05/01/26	350	330,512
Sr. Unsec’d. Notes	3.520	10/27/28	180	169,783
Sr. Unsec’d. Notes	3.668	07/24/28	490	467,492
Sr. Unsec’d. Notes	3.887	01/10/28	670	651,241
Sub. Notes	4.300	11/20/26	885	872,255
Sub. Notes	4.450	09/29/27	840	835,333
Sub. Notes	4.750	05/18/46	460	448,377

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869	01/12/29	1,220	1,158,876
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 144A, MTN	2.125	09/01/22	200	191,165
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875	01/29/20	250	245,906
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	250	240,381
Gov’t. Liquid Gtd. Notes, 144A	2.250	02/18/20	500	494,737

Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	252,913
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.272	09/29/25	1,160	1,103,224
Sr. Unsec’d. Notes	3.500	01/23/25	75	72,481
Sr. Unsec’d. Notes	3.850	01/26/27	475	458,623
Sr. Unsec’d. Notes	4.223	05/01/29	870	855,176
Sr. Unsec’d. Notes, GMTN	7.500	02/15/19	1,250	1,297,001
Sr. Unsec’d. Notes, MTN	4.000	03/03/24	1,365	1,371,266
Sub. Notes	4.250	10/21/25	250	247,547
Sub. Notes	5.150	05/22/45	335	348,344
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.950	10/01/26	410	379,469
Sr. Unsec’d. Notes	3.125	01/23/25	315	300,260

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	3.200%	01/25/23	100	$ 98,582
Sr. Unsec’d. Notes	3.200	06/15/26	230	217,742
Sr. Unsec’d. Notes	3.509	01/23/29	210	198,917
Sr. Unsec’d. Notes	3.625	05/13/24	875	868,736
Sr. Unsec’d. Notes	3.882	07/24/38	420	391,038
Sr. Unsec’d. Notes	3.964	11/15/48	455	415,893
Sr. Unsec’d. Notes	6.300	04/23/19	100	103,526
Sub. Notes	3.875	09/10/24	375	369,906
Sub. Notes	4.250	10/01/27	375	370,397

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086	04/26/21	2,000	1,998,611
KeyBank NA, Sr. Unsec’d. Notes	2.250	03/16/20	305	300,717
Morgan Stanley,
Sr. Unsec’d. Notes	4.375	01/22/47	170	165,265
Sr. Unsec’d. Notes, GMTN	3.772	01/24/29	85	81,697
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	463,228
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	453,642
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	420	408,962
Sr. Unsec’d. Notes, MTN	3.971	07/22/38	375	350,864
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	364,571
Sub. Notes, GMTN	4.350	09/08/26	800	794,914

MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250	02/10/20	335	329,919
National City Corp., Sub. Notes	6.875	05/15/19	780	812,089
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN(original cost $199,444; purchased 09/09/2015)(f)	1.875	09/17/18	200	199,552
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.749(c)	04/30/21	690	690,929
Sr. Unsec’d. Notes, GMTN	3.200	04/30/21	1,730	1,730,841

Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875	09/12/23	220	216,358
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571	01/10/23	430	421,279
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.703(c)	01/17/20	535	535,485
Gtd. Notes	2.450	01/16/20	250	247,253

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442	10/19/21	235	227,570

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700%	01/27/22	350	$ 340,841
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875	09/07/21	465	443,999
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.859	08/15/23	570	546,668
Gtd. Notes, 144A	3.000	04/15/21	345	340,457
				39,675,155
Beverages 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	185,407
Gtd. Notes	4.900	02/01/46	50	51,873
				237,280
Biotechnology 0.5%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	470	423,141
Sr. Unsec’d. Notes	4.663	06/15/51	420	419,624
Celgene Corp.,
Sr. Unsec’d. Notes	3.250	08/15/22	125	122,931
Sr. Unsec’d. Notes	4.350	11/15/47	475	439,543
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	2.500	09/01/23	220	210,324
Sr. Unsec’d. Notes	3.500	02/01/25	415	410,898
				2,026,461
Building Materials 0.3%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	12/15/47	395	356,356
Vulcan Materials Co., Sr. Unsec’d. Notes, 144A	4.700	03/01/48	750	723,117
				1,079,473
Chemicals 1.1%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	735	687,800
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	1,175	1,132,902

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125%	11/15/21	520	$ 531,449
Sr. Unsec’d. Notes	4.250	11/15/20	350	358,429
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20	550	546,750
Sr. Unsec’d. Notes	4.650	10/15/44	290	293,207

LYB International Finance BV, Gtd. Notes	4.000	07/15/23	250	252,198
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24	310	337,332
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	40	38,250
Sr. Unsec’d. Notes	5.250	01/15/45	340	360,627
				4,538,944
Commercial Services 0.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	548,937
Gtd. Notes, 144A	3.300	10/15/22	750	740,481
Gtd. Notes, 144A	4.500	02/15/45	75	72,418

President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	144,012
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48	365	344,227
University of Southern California, Unsec’d. Notes	3.028	10/01/39	310	278,195
				2,128,270
Computers 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes	3.450	02/09/45	85	76,041
Sr. Unsec’d. Notes	3.850	08/04/46	525	497,733

Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	75	75,168
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	2.850	10/05/18	55	55,077
Sr. Unsec’d. Notes, 144A	2.100	10/04/19	245	241,649
				945,668

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.7%
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750%	11/02/27	250	$ 238,626
Jefferies Group LLC, Sr. Unsec’d. Notes	6.450	06/08/27	150	165,768
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.750	04/16/21	250	248,336
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	730	725,453
Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	495	488,853
Visa, Inc., Sr. Unsec’d. Notes	2.150	09/15/22	1,130	1,083,136
				2,950,172
Electric 3.5%
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	70,567
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	594,737
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	173,433
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	37,611
First Mortgage	3.750	08/15/47	775	734,582
First Mortgage	4.000	03/01/48	115	114,134

Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	40,284
Consumers Energy Co., First Mortgage	3.250	08/15/46	155	136,969
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	60,525
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850	08/15/26	55	50,167
DTE Electric Co., General Ref. Mortgage	4.050	05/15/48	370	368,339
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	318,141
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	131,423
Sr. Unsec’d. Notes	3.950	08/15/47	185	170,887
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	579,333

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Florida LLC, (cont’d.)
First Mortgage	3.400%	10/01/46	185	$ 165,454

Duke Energy Progress LLC, First Mortgage	3.700	10/15/46	75	70,618
Emera US Finance LP (Canada),
Gtd. Notes	2.150	06/15/19	350	346,251
Gtd. Notes	3.550	06/15/26	75	71,250
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	260	263,415
Sr. Unsec’d. Notes	5.125	09/15/20	250	258,674

Entergy Louisiana LLC, Collateral Trust	4.000	03/15/33	170	169,604
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	316,975
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.200	10/01/19	375	384,150
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	350	321,028
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	9.375	01/28/20	420	459,333
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	224,418

MidAmerican Energy Co., First Mortgage	3.950	08/01/47	225	223,132
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	871,626
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	252,594
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	57,480
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.000	12/01/46	405	370,317
PECO Energy Co., First Mortgage	4.800	10/15/43	120	131,899
PPL Capital Funding, Inc.,
Gtd. Notes	4.000	09/15/47	330	308,809
Gtd. Notes	5.000	03/15/44	170	182,064
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	332,291
First Mortgage, MTN	3.600	12/01/47	95	88,942
Sr. Sec’d. Notes, MTN	5.300	05/01/18	1,300	1,300,000

Sempra Energy, Sr. Unsec’d. Notes	2.400	03/15/20	135	133,198

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Southern Power Co., Sr. Unsec’d. Notes, Series D	1.950%	12/15/19	430	$ 421,757
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	622,429
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	334,401
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	435,324
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	46,880
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	535	522,856
Sr. Unsec’d. Notes, Series C	4.000	11/15/46	175	170,440

Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	505,165
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	490,341
				14,434,247
Electronics 0.1%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	275	272,384
Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	187,412
Foods 0.6%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	332,222
JM Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22	115	112,721
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	110	99,861
Gtd. Notes	4.375	06/01/46	35	31,490
Gtd. Notes	5.000	07/15/35	75	76,022
Kroger Co. (The),
Sr. Unsec’d. Notes	3.300	01/15/21	285	285,254

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kroger Co. (The), (cont’d.)
Sr. Unsec’d. Notes	3.875%	10/15/46	65	$ 55,030

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	500	476,131
Tyson Foods, Inc., Sr. Unsec’d. Notes	2.250	08/23/21	985	947,871
				2,416,602
Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	218,987
International Paper Co.,
Sr. Unsec’d. Notes	4.350	08/15/48	250	227,630
Sr. Unsec’d. Notes	4.400	08/15/47	180	166,188
Sr. Unsec’d. Notes	4.800	06/15/44	170	167,611
				780,416
Gas 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	292,637
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	520,994
				813,631
Hand/Machine Tools 0.2%
Stanley Black & Decker, Inc., Sub. Notes	1.622	11/17/18	750	746,839
Healthcare-Products 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.000	09/15/18	395	394,017
Sr. Unsec’d. Notes	2.900	11/30/21	495	488,110

Baxter International, Inc., Sr. Unsec’d. Notes	2.600	08/15/26	170	153,186
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.700	06/06/27	345	326,797

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)

Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	328	$ 340,020
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26	105	97,250
				1,799,380
Healthcare-Services 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	97,567
Sr. Unsec’d. Notes	6.750	12/15/37	170	219,505

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	226,470
Cigna Corp., Sr. Unsec’d. Notes	3.250	04/15/25	270	255,058
HCA, Inc., Sr. Sec’d. Notes	3.750	03/15/19	700	701,750
Humana, Inc.,
Sr. Unsec’d. Notes	2.500	12/15/20	620	609,015
Sr. Unsec’d. Notes	3.950	03/15/27	85	83,878

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625	11/15/20	260	268,145
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200	07/01/55	75	75,721
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	40	39,849
Providence St Joseph Health Obligated Group, Unsec’d. Notes	2.746	10/01/26	40	37,170
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	190	185,059
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350	09/30/24	410	407,043
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	167,812
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.375	04/15/27	295	286,346
Sr. Unsec’d. Notes	3.750	07/15/25	205	204,966
				3,865,354
Housewares 0.2%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	2.875	12/01/19	240	238,601

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares (cont’d.)
Newell Brands, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.200%	04/01/26	35	$ 34,367
Sr. Unsec’d. Notes	5.500	04/01/46	425	440,657
				713,625
Insurance 0.8%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/26	410	400,876
Sr. Unsec’d. Notes	4.500	07/16/44	410	393,936

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	102,735
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	108,453
Chubb INA Holdings, Inc., Gtd. Notes	3.150	03/15/25	95	92,052
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.850	08/01/44	300	306,810
Gtd. Notes, 144A	6.500	05/01/42	150	185,589

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	140,035
Markel Corp., Sr. Unsec’d. Notes	3.625	03/30/23	400	394,442
New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20	225	221,037
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	120	150,672
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950	11/01/19	150	149,475
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	98,473
Gtd. Notes	4.300	11/15/46	140	137,120
Gtd. Notes	4.350	05/15/43	140	137,660

Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	120	128,789
				3,148,154

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000%	03/01/19	250	$ 250,342
Sr. Unsec’d. Notes	3.125	06/15/26	250	232,729
				483,071
Machinery-Diversified 0.1%
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes	2.050	03/01/20	270	265,562
Sr. Unsec’d. Notes	2.875	03/01/25	115	109,595

Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	70	66,703
				441,860
Media 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	80	75,307
Sr. Sec’d. Notes	6.384	10/23/35	80	87,280
Sr. Sec’d. Notes	6.484	10/23/45	95	101,829
Sr. Sec’d. Notes	6.834	10/23/55	250	278,913

Comcast Corp., Gtd. Notes	2.350	01/15/27	1,350	1,193,510
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	800	761,206
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	195	182,957
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	40	39,184
Gtd. Notes	5.200	09/20/47	155	151,602

Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	146,805
Time Warner, Inc.,
Gtd. Notes	3.400	06/15/22	850	844,197
Gtd. Notes	3.800	02/15/27	100	96,767
				3,959,557
Mining 0.1%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250	04/01/42	50	53,585
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	217,304

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	5.250%	11/08/42	50	$ 51,543
Sr. Unsec’d. Notes	5.875	04/23/45	90	100,678
Sr. Unsec’d. Notes	6.750	04/16/40	100	120,827
				543,937
Miscellaneous Manufacturing 0.1%
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550	11/01/24	170	167,856
Pentair Finance Sarl (United Kingdom), Gtd. Notes	2.650	12/01/19	420	415,803
				583,659
Multi-National 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	745	717,979
Sr. Unsec’d. Notes	2.750	01/06/23	185	179,345

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375	02/11/20	100	102,545
				999,869
Office/Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	2.750	09/01/20	137	134,284
Oil & Gas 2.4%
Anadarko Finance Co., Gtd. Notes, Series B	7.500	05/01/31	100	126,047
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850	03/15/21	325	336,662
Andeavor, Sr. Unsec’d. Notes	3.800	04/01/28	380	365,791
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	500	493,485
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23	1,310	1,265,774
Sr. Unsec’d. Notes	6.250	03/15/38	175	209,303
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	384	382,559

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes	6.750%	11/15/39	350	$ 397,721

Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	125	123,334
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	55	55,921
Devon Energy Corp., Sr. Unsec’d. Notes	4.750	05/15/42	100	100,122
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500	08/15/34	200	236,442
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25	190	196,193
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.000	04/15/24	150	150,462
Sr. Unsec’d. Notes	6.150	06/15/19	300	309,451
Sr. Unsec’d. Notes	6.800	09/15/37	200	252,489

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875	04/19/22	200	197,624
Kerr-McGee Corp., Gtd. Notes	7.875	09/15/31	250	323,752
Noble Energy, Inc.,
Sr. Unsec’d. Notes	3.900	11/15/24	425	423,033
Sr. Unsec’d. Notes	5.050	11/15/44	700	725,305
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22	80	82,824
Gtd. Notes	5.500	01/21/21	480	495,360
Gtd. Notes	6.500	06/02/41	90	86,175
Gtd. Notes, MTN	6.750	09/21/47	690	666,126
Gtd. Notes, MTN	6.875	08/04/26	390	417,690

Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20	200	196,631
Statoil ASA (Norway), Gtd. Notes	2.250	11/08/19	800	793,040
Valero Energy Corp., Sr. Unsec’d. Notes	3.400	09/15/26	220	210,331
				9,619,647
Oil & Gas Services 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	3.337	12/15/27	365	342,687

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services (cont’d.)
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	506	$ 503,197
Sr. Unsec’d. Notes, 144A	4.000	12/21/25	500	500,456

Schlumberger Investment SA, Gtd. Notes, 144A	3.300	09/14/21	200	200,081
				1,546,421
Packaging & Containers 0.3%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800	08/01/19	700	730,574
WestRock RKT Co., Gtd. Notes	4.000	03/01/23	540	545,936
				1,276,510
Pharmaceuticals 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	105	101,602
Sr. Unsec’d. Notes	4.500	05/14/35	550	548,377
Allergan Funding SCS,
Gtd. Notes	4.550	03/15/35	225	211,886
Gtd. Notes	4.750	03/15/45	129	121,907

AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	52,587
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000	10/08/21	150	147,787
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38	90	88,998
Sr. Unsec’d. Notes	5.050	03/25/48	315	320,007
Sr. Unsec’d. Notes	5.125	07/20/45(a)	465	482,980
Sr. Unsec’d. Notes	5.300	12/05/43	150	158,746
Express Scripts Holding Co.,
Gtd. Notes	3.400	03/01/27	325	299,057
Gtd. Notes	4.500	02/25/26	700	701,978

Mylan NV, Gtd. Notes	3.950	06/15/26	400	380,037
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	225	212,274
Gtd. Notes	3.200	09/23/26	1,220	1,111,960
				4,940,183

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 1.6%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150%	08/15/26	555	$ 536,874
DCP Midstream Operating LP,
Gtd. Notes, 144A	4.750	09/30/21	50	50,562
Gtd. Notes, 144A	5.350	03/15/20	150	154,384

Enterprise Products Operating LLC, Gtd. Notes	6.500	01/31/19	420	431,015
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20	600	625,314
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	03/15/45	275	251,633
Sr. Unsec’d. Notes	4.200	10/03/47	375	351,511
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25	130	128,591
Sr. Unsec’d. Notes	4.500	04/15/38	270	261,113
Sr. Unsec’d. Notes	4.875	06/01/25	200	207,046
Sr. Unsec’d. Notes	5.200	03/01/47	5	5,113

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	340,806
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	85	85,208
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	2.646	02/15/20	225	222,347
Sr. Unsec’d. Notes	3.550	10/01/26	310	292,626

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700	06/15/44	270	241,339
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375	10/15/26	140	129,700
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	282,581
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A	4.600	03/15/48	500	481,272
Western Gas Partners LP, Sr. Unsec’d. Notes	5.300	03/01/48	280	274,072
Williams Partners LP,
Sr. Unsec’d. Notes	4.000	09/15/25	350	340,214
Sr. Unsec’d. Notes	4.300	03/04/24	325	326,287
Sr. Unsec’d. Notes	4.850	03/01/48	55	52,836
Sr. Unsec’d. Notes	5.400	03/04/44	400	407,869
				6,480,313

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.3%
Camden Property Trust, Sr. Unsec’d. Notes	4.625%	06/15/21	200	$ 206,839
Welltower, Inc., Sr. Unsec’d. Notes	6.125	04/15/20	430	452,859
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625	09/15/23	425	442,112
				1,101,810
Retail 0.3%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	889,780
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.055(c)	04/17/20	335	335,959
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	30	31,613
				1,257,352
Semiconductors 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	480	458,299
Software 0.7%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	200	202,126
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	500	499,033
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56	405	396,133
Sr. Unsec’d. Notes	4.500	02/06/57	1,000	1,069,527
Oracle Corp.,
Sr. Unsec’d. Notes	3.800	11/15/37	415	401,741
Sr. Unsec’d. Notes	4.000	07/15/46	350	338,500
				2,907,060
Telecommunications 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	05/15/25	530	504,737
Sr. Unsec’d. Notes	4.500	05/15/35	60	57,202
Sr. Unsec’d. Notes	4.900	08/14/37	150	151,886
Sr. Unsec’d. Notes	5.250	03/01/37	445	454,745

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.300%	08/14/58	120	$ 121,575
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	290	285,171
Sr. Unsec’d. Notes	4.600	04/01/21	100	103,947
				1,679,263
Textiles 0.1%
Cintas Corp. No 2,
Gtd. Notes	2.900	04/01/22	385	377,644
Gtd. Notes	3.700	04/01/27	120	117,858
				495,502
Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450	03/15/43	190	197,266
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	5.550	03/01/19	250	255,732
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250	05/15/19	250	261,371
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26	420	380,714
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	110	109,025
				1,204,108
Trucking & Leasing 0.1%
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050	01/09/20	300	299,794
Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750	09/01/47	35	32,632
Sr. Unsec’d. Notes	4.000	12/01/46	145	143,350
				175,982
Total Corporate Bonds (cost $136,125,926)				132,425,441

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.8%
Alabama 0.0%
Alabama Economic Settlement Authority, Revenue Bonds, BABs	4.263%	09/15/32	40	$ 41,064
California 0.2%
California Educational Facilities Authority, Revenue Bonds,	5.000	06/01/46	130	166,603
City of Los Angeles Department of Airports, Revenue Bonds, BABs	6.582	05/15/39	300	379,866
University of California,
Revenue Bonds,	3.931	05/15/45	30	30,157
Revenue Bonds,	4.131	05/15/45	30	30,594
				607,220
Illinois 0.2%
State of Illinois, General Obligation,	5.000	11/01/22	895	934,130
New Jersey 0.1%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102	01/01/41	250	355,325
Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	89,630
Revenue Bonds, BABs	5.511	12/01/45	150	183,738
				273,368
Texas 0.2%
Permanent University Fund - University of Texas System, Revenue Bonds,	3.376	07/01/47	555	513,835
University of Texas System (The), Revenue Bonds,	5.000	08/15/47	305	381,235
				895,070

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.0%
University of Virginia, Revenue Bonds,	4.179%	09/01/17	130	$ 125,888
Total Municipal Bonds (cost $3,342,277)				3,232,065
Residential Mortgage-Backed Securities 4.2%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250	12/25/33	7	6,881
American Home Mortgage Investment Trust, Series 2004-4, Class 5A, 6 Month LIBOR + 2.000%	4.440(c)	02/25/45	13	12,570
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500(cc)	01/27/30	201	199,134
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250	04/26/37	300	253,480
Bellemeade Re Ltd.,
Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.597(c)	10/25/27	209	210,310
Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%^	3.477(c)	04/25/28	400	400,000
CIM Trust,
Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.887(c)	12/25/57	418	422,852
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.887(c)	01/25/57	910	928,429
Series 2017-6, Class A1, 144A	3.015(cc)	06/25/57	458	448,571
Series 2017-8, Class A1, 144A	3.000(cc)	12/25/65	1,006	1,003,857

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500	04/25/33	7	7,111
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%	4.047(c)	09/25/28	34	34,145
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.347(c)	01/25/29	73	73,487

Freddie Mac REMICS, Series 4777, Class CB	3.500	10/15/45	1,744	1,750,978
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1, 1 Month LIBOR + 0.900%	2.797(c)	10/25/27	29	29,470
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%	3.197(c)	03/25/29	240	242,897
Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	3.197(c)	04/25/29	260	263,968
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%	3.097(c)	07/25/29	604	609,757
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%	2.647(c)	03/25/30	1,446	1,449,687
Freddie Mac Structured Pass-Through Certificates,
Series T-59, Class 1A2	7.000	10/25/43	123	138,458
Series T-75, Class A1, 1 Month LIBOR + 0.040%	1.912(c)	12/25/36	92	91,594
Government National Mortgage Assoc.,
Series 2000-9, Class FG, 1 Month LIBOR + 0.600%	2.497(c)	02/16/30	20	19,695

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2000-9, Class FH, 1 Month LIBOR + 0.500%	2.397%(c)	02/16/30	13	$ 12,802

GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	3.624(cc)	09/25/35	67	68,425
Holmes Master Issuer PLC, Series 2018-1A, Class A2, 144A, 3 Month LIBOR + 0.360%	2.708(c)	10/15/54	700	700,273
Lanark Master Issuer PLC, Series 2018-1A, Class 1A, 144A, 3 Month LIBOR + 0.420%	2.236(c)	12/22/69	600	600,628
LSTAR Securities Investment Ltd.,
Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	2.886(c)	05/01/22	753	752,179
Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.636(c)	09/01/22	112	112,192
Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.536(c)	11/01/22	369	370,553

LSTAR Securities Investment Trust, Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.394(c)	04/01/23	1,430	1,429,836
Merrill Lynch Mortgage Investors Trust Series, Series 2005-2, Class 3A, 1 Month LIBOR + 1.000%	2.887(c)	10/25/35	53	50,745
Merrill Lynch Mortgage Investors Trust, MLMI Series, Series 2005-A10, Class A, 1 Month LIBOR + 0.210%	2.107(c)	02/25/36	122	117,250
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, 144A	3.250(cc)	05/25/62	2,070	2,061,927
OBX Trust, Series 2018-1, Class A2, 144A, 1 Month LIBOR + 0.650%	2.547(c)	06/25/57	972	974,181
Radnor RE Ltd., Series 2018-1, Class M1, 144A, 1 Month LIBOR + 1.400%	3.297(c)	03/25/28	440	440,417
Sequoia Mortgage Trust 10, Series 10, Class 2A1, 1 Month LIBOR + 0.760%	2.657(c)	10/20/27	61	58,451
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1, 1 Month LIBOR + 0.250%	2.146(c)	07/19/35	50	48,084
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2002-AR6, Class A, 12 MTA + 1.400%	2.778(c)	06/25/42	85	81,608
Series 2002-AR9, Class 1A, 12 MTA + 1.400%	2.778(c)	08/25/42	6	5,644
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.290%	2.187(c)	10/25/45	660	659,936

Total Residential Mortgage-Backed Securities (cost $17,100,344)				17,142,462
Sovereign Bonds 2.4%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	840	777,860
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375	07/12/21	200	205,000
Sr. Unsec’d. Notes	7.375	09/18/37	175	221,813
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	275,064

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Export-Import Bank of India (India), (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.750%	04/01/20	400	$ 393,410

Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	1.875	09/16/19	200	197,971
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN	3.750	04/25/22	200	199,328
Sr. Unsec’d. Notes, MTN	4.750	01/08/26	200	206,247
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	2.125	06/01/20	200	196,688
Gov’t. Gtd. Notes	2.125	07/21/20	400	392,977
Gov’t. Gtd. Notes	2.125	11/16/20	800	782,857
Gov’t. Gtd. Notes	2.250	02/24/20	200	197,871
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	187,320
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22	400	390,129
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23	200	199,477

Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN	1.125	08/03/19	200	196,480
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	6.125	03/09/21	260	279,602
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25	200	198,500
Sr. Unsec’d. Notes	4.500	04/16/50	200	193,140

Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28	335	332,622
Province of Manitoba Canada (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	90,794
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.550	02/12/21	165	163,155
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	2.250	05/18/22	165	159,360
Province of Quebec Canada (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27	415	396,265
Unsec’d. Notes, MTN	7.140	02/27/26	100	120,924
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23	335	333,610
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	366,726

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	100	98,350
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21	435	416,930
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	438,802

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Saudi Government International Bond (Saudi Arabia), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	4.000%	04/17/25	320	$ 315,436

Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	387,176
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20	250	264,001
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	215	206,938
Sr. Unsec’d. Notes	5.100	06/18/50	150	147,375

Total Sovereign Bonds (cost $10,193,515)				9,930,198
U.S. Government Agency Obligations 19.5%
Federal Farm Credit Banks	3.220	03/26/31	540	528,875
Federal Home Loan Mortgage Corp.	1.375	08/15/19	320	315,802
Federal Home Loan Mortgage Corp.	1.625	09/29/20	425	415,303
Federal Home Loan Mortgage Corp.	2.000	01/01/32	527	499,564
Federal Home Loan Mortgage Corp.	2.500	01/01/29	757	741,414
Federal Home Loan Mortgage Corp.	2.500	01/01/32	462	449,361
Federal Home Loan Mortgage Corp.	3.000	01/01/37	499	489,320
Federal Home Loan Mortgage Corp.	3.000	12/01/37	247	242,478
Federal Home Loan Mortgage Corp.	3.000	07/01/43	732	711,649
Federal Home Loan Mortgage Corp.	3.000	12/01/46	1,410	1,361,240
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,512	1,458,429
Federal Home Loan Mortgage Corp.	3.500	06/01/42	673	673,944
Federal Home Loan Mortgage Corp.	3.500	09/01/42	867	867,613
Federal Home Loan Mortgage Corp.	3.500	06/01/43	458	458,003
Federal Home Loan Mortgage Corp.	3.500	05/01/45	716	714,140
Federal Home Loan Mortgage Corp.	3.500	01/01/48	498	494,844
Federal Home Loan Mortgage Corp.	4.000	12/01/40	254	261,518
Federal Home Loan Mortgage Corp.	4.000	01/01/41	518	532,092
Federal Home Loan Mortgage Corp.	4.000	04/01/42	706	725,966
Federal Home Loan Mortgage Corp.	4.000	10/01/45	390	399,274
Federal Home Loan Mortgage Corp.	4.000	05/01/46	465	476,124
Federal Home Loan Mortgage Corp.	4.000	08/01/46	446	455,886
Federal Home Loan Mortgage Corp.	4.500	06/01/42	233	245,730
Federal Home Loan Mortgage Corp.	4.500	09/01/44	307	320,576
Federal Home Loan Mortgage Corp.	5.000	08/01/40	488	522,821
Federal National Mortgage Assoc.	2.375	01/19/23	1,490	1,457,382
Federal National Mortgage Assoc.	2.500	05/01/30	656	640,880
Federal National Mortgage Assoc.	2.500	11/01/31	459	447,074
Federal National Mortgage Assoc.	2.500	11/01/31	475	462,675
Federal National Mortgage Assoc.	2.500	02/01/43	168	157,489
Federal National Mortgage Assoc.	2.500	09/01/46	472	440,368

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	10/01/46	460	$ 429,126
Federal National Mortgage Assoc.	2.750(cc)	08/01/24	10	9,858
Federal National Mortgage Assoc.	3.000	06/01/30	436	433,117
Federal National Mortgage Assoc.	3.000	05/01/31	194	192,569
Federal National Mortgage Assoc.	3.000	12/01/31	493	489,371
Federal National Mortgage Assoc.	3.000	05/01/32	493	489,431
Federal National Mortgage Assoc.	3.000	06/01/32	522	518,496
Federal National Mortgage Assoc.	3.000	09/01/32	246	244,482
Federal National Mortgage Assoc.	3.000	11/01/32	197	195,697
Federal National Mortgage Assoc.	3.000	01/01/33	345	342,410
Federal National Mortgage Assoc.	3.000	01/01/33	1,373	1,363,262
Federal National Mortgage Assoc.	3.000	02/01/33	1,336	1,326,116
Federal National Mortgage Assoc.	3.000	03/01/33	951	943,841
Federal National Mortgage Assoc.	3.000	11/01/36	434	426,007
Federal National Mortgage Assoc.	3.000	10/01/42	419	407,425
Federal National Mortgage Assoc.	3.000	10/01/42	691	673,019
Federal National Mortgage Assoc.	3.000	02/01/43	420	409,096
Federal National Mortgage Assoc.	3.000	04/01/43	698	679,573
Federal National Mortgage Assoc.	3.000	06/01/43	921	895,493
Federal National Mortgage Assoc.	3.000	12/01/46	492	475,066
Federal National Mortgage Assoc.	3.000	01/01/47	732	706,883
Federal National Mortgage Assoc.	3.500	12/01/29	284	287,319
Federal National Mortgage Assoc.	3.500	08/01/31	794	804,805
Federal National Mortgage Assoc.	3.500	10/01/41	291	291,124
Federal National Mortgage Assoc.	3.500	04/01/42	593	593,544
Federal National Mortgage Assoc.	3.500	05/01/42	601	601,320
Federal National Mortgage Assoc.	3.500	06/01/42	1,311	1,311,656
Federal National Mortgage Assoc.	3.500	10/01/42	692	692,434
Federal National Mortgage Assoc.	3.500	10/01/42	960	959,953
Federal National Mortgage Assoc.	3.500	06/01/43	451	450,524
Federal National Mortgage Assoc.	3.500	06/01/45	701	697,600
Federal National Mortgage Assoc.	3.500	06/01/45	1,336	1,329,105
Federal National Mortgage Assoc.	3.500	09/01/45	885	880,692
Federal National Mortgage Assoc.	3.500	10/01/45	1,174	1,167,768
Federal National Mortgage Assoc.	3.500	01/01/46	406	403,739
Federal National Mortgage Assoc.	3.500	01/01/46	925	919,754
Federal National Mortgage Assoc.	3.500	11/01/47	3,969	3,945,041
Federal National Mortgage Assoc.	4.000	02/01/41	787	807,854
Federal National Mortgage Assoc.	4.000	12/01/41	685	702,735
Federal National Mortgage Assoc.	4.000	09/01/44	467	476,982
Federal National Mortgage Assoc.	4.000	10/01/44	1,142	1,165,880
Federal National Mortgage Assoc.	4.000	12/01/45	389	396,830
Federal National Mortgage Assoc.	4.000	08/01/46	843	859,868
Federal National Mortgage Assoc.	4.500	TBA	1,750	1,819,590
Federal National Mortgage Assoc.	4.500	08/01/40	215	226,260

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.500%	04/01/41	240	$ 252,841
Federal National Mortgage Assoc.	4.500	08/01/41	341	359,420
Federal National Mortgage Assoc.	4.500	08/01/41	767	801,242
Federal National Mortgage Assoc.	4.500	08/01/44	648	678,573
Federal National Mortgage Assoc.	4.500	01/01/45	425	445,527
Federal National Mortgage Assoc.	5.000	09/01/30	52	55,201
Federal National Mortgage Assoc.	5.000	03/01/42	752	808,156
Federal National Mortgage Assoc.	5.500	TBA	750	811,264
Federal National Mortgage Assoc.	5.500	01/01/40	304	331,377
Federal National Mortgage Assoc.	5.610(cc)	12/01/30	1	974
Federal National Mortgage Assoc.	6.000	10/01/36	168	187,487
Federal National Mortgage Assoc.	6.000	07/01/41	178	198,181
Federal National Mortgage Assoc.	6.625	11/15/30(k)	485	648,882
Federal National Mortgage Assoc.	7.125	01/15/30(k)	80	109,599
Government National Mortgage Assoc.	2.500	12/20/46	317	299,375
Government National Mortgage Assoc.	3.000	03/20/43	837	820,313
Government National Mortgage Assoc.	3.000	08/20/43	162	158,294
Government National Mortgage Assoc.	3.000	09/20/43	305	299,097
Government National Mortgage Assoc.	3.000	01/20/44	281	275,531
Government National Mortgage Assoc.	3.000	05/20/45	441	431,207
Government National Mortgage Assoc.	3.000	08/15/45	466	454,621
Government National Mortgage Assoc.	3.000	07/20/46	1,877	1,834,966
Government National Mortgage Assoc.	3.000	08/20/46	243	237,383
Government National Mortgage Assoc.	3.000	10/20/46	445	435,130
Government National Mortgage Assoc.	3.000	03/20/47	1,949	1,905,032
Government National Mortgage Assoc.	3.500	01/15/42	204	205,201
Government National Mortgage Assoc.	3.500	12/20/42	582	586,429
Government National Mortgage Assoc.	3.500	01/20/43	855	861,482
Government National Mortgage Assoc.	3.500	02/20/43	385	388,014
Government National Mortgage Assoc.	3.500	08/20/43	470	472,853
Government National Mortgage Assoc.	3.500	03/20/45	290	290,799
Government National Mortgage Assoc.	3.500	04/20/45	1,215	1,218,668
Government National Mortgage Assoc.	3.500	07/20/46	2,075	2,079,657
Government National Mortgage Assoc.	3.500	12/20/46	1,395	1,398,475
Government National Mortgage Assoc.	4.000	12/20/40	512	528,874
Government National Mortgage Assoc.	4.000	06/20/41	200	206,755
Government National Mortgage Assoc.	4.000	11/15/41	277	285,209
Government National Mortgage Assoc.	4.000	12/20/42	410	423,510
Government National Mortgage Assoc.	4.000	04/20/43	312	322,353
Government National Mortgage Assoc.	4.000	10/20/43	334	344,755
Government National Mortgage Assoc.	4.000	09/20/44	402	413,924
Government National Mortgage Assoc.	4.000	08/20/45	414	426,646
Government National Mortgage Assoc.	4.000	10/20/45	392	404,259
Government National Mortgage Assoc.	4.000	11/20/46	599	616,050
Government National Mortgage Assoc.	4.000	03/20/47	669	686,558

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	10/20/43	166	$ 174,746
Government National Mortgage Assoc.	4.500	01/20/44	199	209,364
Government National Mortgage Assoc.	4.500	04/20/44	702	738,798
Government National Mortgage Assoc.	4.500	03/20/45	183	191,883
Government National Mortgage Assoc.	4.500	07/20/46	440	462,180
Government National Mortgage Assoc.	4.500	08/20/46	369	386,471
Government National Mortgage Assoc.	4.500	11/20/46	361	380,647
Government National Mortgage Assoc.	5.000	10/20/37	14	14,612
Government National Mortgage Assoc.	5.000	04/20/45	101	107,328
Government National Mortgage Assoc.	5.000	08/20/45	401	427,118
Government National Mortgage Assoc.	6.000	12/15/39	239	266,834

Total U.S. Government Agency Obligations (cost $81,979,987)				79,770,674
U.S. Treasury Obligations 2.7%
U.S. Treasury Bonds	2.750	11/15/47	677	631,673
U.S. Treasury Bonds	2.875	08/15/45	190	182,333
U.S. Treasury Bonds	3.000	11/15/44	260	255,846
U.S. Treasury Bonds	3.000	05/15/45(k)	1,570	1,543,997
U.S. Treasury Bonds	3.000	02/15/48	345	338,612
U.S. Treasury Bonds	3.625	08/15/43	10	10,950
U.S. Treasury Notes	1.750	05/15/23	115	109,345
U.S. Treasury Notes	1.875	04/30/22	2,534	2,451,843
U.S. Treasury Notes	2.125	09/30/21	2,125	2,085,654
U.S. Treasury Notes	2.625	03/31/25	555	545,461
U.S. Treasury Notes	2.750	02/15/28	705	693,929
U.S. Treasury Strips Coupon	2.570(s)	02/15/31(k)	2,460	1,665,426
U.S. Treasury Strips Coupon	2.739(s)	11/15/29	575	404,911
U.S. Treasury Strips Coupon	2.763(s)	08/15/29	100	70,938
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	67,172
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	200	116,451
U.S. Treasury Strips Coupon	3.177(s)	08/15/40	200	100,471

Total U.S. Treasury Obligations (cost $11,537,819)				11,275,012

Total Long-Term Investments (cost $416,745,284)				407,530,980

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 2.4%
Affiliated Mutual Funds 2.1%
PGIM Core Ultra Short Bond Fund(w)	8,111,052	$ 8,111,052
PGIM Institutional Money Market Fund (cost $496,199; includes $495,411 of cash collateral for securities on loan)(b)(w)	496,249	496,249
Total Affiliated Mutual Funds (cost $8,607,251)		8,607,301

	Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A (cost $1,009,679)	—(p)	04/09/19	1,040	1,010,346

Total Short-Term Investments (cost $9,616,930)				9,617,647

TOTAL INVESTMENTS 101.8% (cost $426,362,214)				417,148,627
Liabilities in excess of other assets(z) (1.8)%				(7,206,647)

Net Assets 100.0%				$ 409,941,980

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $970,000 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $487,561; cash collateral of $495,411 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $199,444. The aggregate value of $199,552 is 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures Contracts outstanding at April 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
243	2 Year U.S. Treasury Notes	Jun. 2018	$51,527,391	$ (94,375)
877	5 Year U.S. Treasury Notes	Jun. 2018	99,546,352	(370,257)
5	20 Year U.S. Treasury Bonds	Jun. 2018	719,219	1,406
111	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	17,440,875	134,555
				(328,671)
Short Positions:
88	90 Day Euro Dollar	Dec. 2018	21,418,100	154,000
35	10 Year U.S. Treasury Notes	Jun. 2018	4,186,875	22,328
19	10 Year U.S. Ultra Treasury Notes	Jun. 2018	2,429,922	2,227
				178,555
				$(150,116)
A security with a market value of $1,008,023 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2018.
Credit default swaps outstanding at April 30, 2018:
Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	$13,480	$(26,031)	$39,511	Morgan Stanley
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at April 30, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
450	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$10	$(11,032)	$(11,042)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Swap Agreements:
315,660	03/20/19	2.158%(A)	1 Day USOIS(1)(A)	$ —	$ 53,762	$ 53,762
15,900	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(6,037)	107,718	113,755
3,010	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,835)	19,564	21,399
8,085	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	2,248	49,675	47,427
13,855	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	10,044	97,895	87,851
7,205	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	2,024	37,289	35,265
3,600	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	40	13,086	13,046
2,770	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(6)	6,890	6,896
7,395	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	7,319	7,319
1,195	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(276)	4,342	4,618
685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	3,327	3,327
395	05/31/23	1.399%(S)	3 Month LIBOR(1)(Q)	(7,190)	27,189	34,379
3,545	08/15/23	1.406%(S)	3 Month LIBOR(1)(Q)	—	265,395	265,395
1,690	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	81,190	121,960	40,770
1,600	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	—	47,613	47,613
1,215	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	3,113	51,524	48,411
2,571	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(2,558)	103,889	106,447
3,080	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(17,090)	121,710	138,800
1,580	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(3,010)	60,590	63,600
1,120	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	48,086	48,086
9,600	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	29,515	410,984	381,469
3,450	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	11,173	146,624	135,451
5,535	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	18,482	196,663	178,181
3,095	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	18,100	18,100
500	02/14/25	—(3)	—(3)	—	58	58
1,765	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	—	80,186	80,186
1,447	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	19,731	81,110	61,379

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at April 30, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Swap Agreements (cont’d):
390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	$ 495	$ 19,486	$ 18,991
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	17,624	17,624
920	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(542)	33,360	33,902
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	12,769	12,769
1,725	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(11,942)	(165,543)	(153,601)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	9,405	9,405
				$127,569	$2,109,649	$1,982,080
Cash of $151,000 and securities with a combined market value of $1,435,639 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at April 30, 2018.
(1)	The Fund pays the fixed rate and receives the floating rate. (2) The Portfolio pays the floating rate and receives the fixed rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 18,763,953	$ —
Collateralized Loan Obligations	—	41,277,223	—
Consumer Loans	—	3,316,946	—
Credit Cards	—	6,709,211	—
Equipment	—	2,038,845	—
Home Equity Loans	—	2,162,728	—
Other	—	79,548	—
Residential Mortgage-Backed Securities	—	7,740,020	570,000
Student Loans	—	8,981,642	—
Commercial Mortgage-Backed Securities	—	62,115,012	—
Corporate Bonds	—	132,425,441	—
Municipal Bonds	—	3,232,065	—
Residential Mortgage-Backed Securities	—	16,742,462	400,000

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Sovereign Bonds	$ —	$ 9,930,198	$ —
U.S. Government Agency Obligations	—	79,770,674	—
U.S. Treasury Obligations	—	11,275,012	—
Affiliated Mutual Funds	8,607,301	—	—
Commercial Paper	—	1,010,346	—
Other Financial Instruments*
Futures Contracts	(150,116)	—	—
OTC Credit Default Swap Agreement	—	13,480	—
Centrally Cleared Inflation Swap Agreement	—	(11,042)	—
Centrally Cleared Interest Rate Swap Agreements	—	1,982,080	—
Total	$8,457,185	$409,555,844	$970,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Credit Cards	Asset-Backed Securities- Residential Mortgage- Backed Securities	Commercial Mortgage- Backed Securities	Residential Mortgage- Backed Securities
Balance as of 07/31/17	$ 500,000	$ 500,000	$ 675,000	$ 823,976	1,350,000
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—	—
Purchases/Exchanges/Issuances	—	—	570,000	—	400,000
Sales/Paydowns	—	—	(675,000)	—	(1,350,000)
Accrued discounts/premiums	—	—	—	—	—
Transfers into of Level 3	—	—	—	—	—
Transfers out of Level 3	(500,000)	(500,000)	—	(823,976)	—
Balance as of 04/30/18	$ —	$ —	$ 570,000	$ —	$ 400,000
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ —	$ —	$ —	$ —	$ —
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Level 3 Securities	Fair Value as of April 30, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Residential Mortgage-Backed Securities	$570,000	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	400,000	Market Approach	Single Broker Indicative Quote
	$970,000
It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities-Collateralized Loan Obligations	$500,000	L3 to L2	Cost to Evaluated Bid
Asset-Backed Securities-Credit Cards	$500,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$823,976	L3 to L2	Cost to Evaluate Bid

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.5%
Commercial Mortgage-Backed Securities 4.8%
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A3	3.283%	11/15/50	250	$ 240,601
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	250	239,771
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class A3	3.269	06/10/50	100	98,401
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A4	3.224	07/15/50	100	96,448
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058	05/15/49	200	191,833
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	194,125
Total Commercial Mortgage-Backed Securities (cost $1,112,327)				1,061,179
Corporate Bonds 89.6%
Aerospace & Defense 0.6%
Arconic, Inc., Sr. Unsec’d. Notes	6.150	08/15/20	120	125,700
Agriculture 1.4%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250	06/07/22	305	299,966
Airlines 0.6%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875	03/13/20	130	129,331
Auto Manufacturers 2.9%
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	200	192,144
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.979	08/03/22	200	192,139
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21	75	74,072
Gtd. Notes	3.550	04/09/21	30	29,978
Gtd. Notes	4.000	01/15/25	150	146,147
				634,480

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.5%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%	04/29/22	100	$ 102,050
Banks 19.0%
Bank of America Corp.,
Series L, Sr. Unsec’d. Notes, MTN	2.600	01/15/19	37	36,993
Series V, Jr. Sub. Notes	5.125	12/29/49	250	253,150
Sr. Unsec’d. Notes, 144A	3.004	12/20/23	214	207,672
Sr. Unsec’d. Notes, 144A	3.419	12/20/28	263	246,973
Sr. Unsec’d. Notes, MTN	4.443	01/20/48	130	130,277

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650	03/16/25	200	190,742
Capital One Financial Corp., Sr. Unsec’d. Notes	3.300	10/30/24	100	95,243
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.200	10/21/26	150	139,812
Sub. Notes(a)	4.600	03/09/26	300	302,787

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800	06/09/23	265	263,641
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.950	02/27/23	100	98,534
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	80	78,998

Goldman Sachs Group, Inc. (The), Sub. Notes	5.150	05/22/45	300	311,950
JPMorgan Chase & Co.,
Series I, Jr. Sub. Notes, 3 Month LIBOR + 3.470%	5.829(c)	12/29/49	200	201,500
Sr. Unsec’d. Notes	3.200	06/15/26	390	369,216
Sr. Unsec’d. Notes	3.882	07/24/38	95	88,449
Sr. Unsec’d. Notes	3.964	11/15/48	145	132,537
Morgan Stanley,
Series H, Jr. Sub. Notes	5.450	07/29/49	250	254,062
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	300	295,677
Sr. Unsec’d. Notes, MTN	3.971	07/22/38	235	219,875

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373	01/05/24	200	194,187
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125	04/15/26	90	89,168
				4,201,443

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.9%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.500%	01/12/24	200	$ 199,025
Biotechnology 1.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.650	05/11/22	160	155,149
Baxalta, Inc., Gtd. Notes	2.000	06/22/18	45	44,966
Celgene Corp., Sr. Unsec’d. Notes	4.625	05/15/44	100	96,820
				296,935
Building Materials 0.3%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	75	72,928
Chemicals 1.2%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	50	51,573
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600	08/15/22	49	48,924
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55	150	143,048
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43	20	19,892
				263,437
Commercial Services 1.0%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/11	50	52,278
Equifax, Inc., Sr. Unsec’d. Notes	2.300	06/01/21	10	9,651
Total System Services, Inc., Sr. Unsec’d. Notes	3.800	04/01/21	100	100,466
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48	75	70,732
				233,127

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 1.2%
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	100	$ 107,004
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	160	160,359
				267,363
Diversified Financial Services 0.4%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	100	96,584
Electric 10.7%
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	109,076
Dominion Energy, Inc., Jr. Sub. Notes	2.579	07/01/20	135	132,905
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	72,328
Duke Energy Progress LLC, First Mortgage	4.150	12/01/44	200	203,276
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	91,886
Entergy Mississippi, Inc., First Mortgage	2.850	06/01/28	40	36,905
Eversource Energy, Series K, Sr. Unsec’d. Notes	2.750	03/15/22	95	92,517
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	3.900	07/15/27	75	73,383
Florida Power & Light Co., First Mortgage	3.700	12/01/47	100	95,240
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	19,834
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.800	01/15/23	120	115,845
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes	4.000	12/01/46	25	22,859
Sr. Unsec’d. Notes	4.450	04/15/42	100	97,727

PacifiCorp, First Mortgage	3.350	07/01/25	270	265,552
PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	100	102,989

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

PSEG Power LLC, Gtd. Notes	3.000%	06/15/21	60	$ 59,486
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	75	71,526
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	392,700
RGS AEGCO Funding Corp., Series F, Sec’d. Notes	9.820	12/07/22	48	55,182
San Diego Gas & Electric Co., First Mortgage	4.300	04/01/42	75	77,614
Sierra Pacific Power Co., General Ref. Mortgage	2.600	05/01/26	70	64,777
Westar Energy, Inc., First Mortgage	5.100	07/15/20	100	104,103
				2,357,710
Foods 1.0%
General Mills, Inc., Sr. Unsec’d. Notes	3.200	04/16/21	25	24,990
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	55	49,485
Gtd. Notes	5.000	07/15/35	50	50,682
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26	35	30,979
Sr. Unsec’d. Notes	2.800	08/01/22	10	9,672
Sr. Unsec’d. Notes	5.150	08/01/43	60	60,447
				226,255
Forest Products & Paper 1.2%
International Paper Co., Sr. Unsec’d. Notes	5.000	09/15/35	250	260,509
Gas 0.5%
NiSource, Inc., Sr. Unsec’d. Notes	2.650	11/17/22	110	105,716
Healthcare-Products 1.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	135	133,121

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Baxter International, Inc., Sr. Unsec’d. Notes	3.500%	08/15/46	110	$ 93,999
Becton, Dickinson & Co., Sr. Unsec’d. Notes	2.404	06/05/20	75	73,514
				300,634
Healthcare-Services 4.0%
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	97,936
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600	02/01/25	250	243,639
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	82,340
Unsec’d. Notes	4.000	11/15/47	80	78,105

Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	250	243,498
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	131,253
				876,771
Housewares 0.5%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.000	12/01/24	100	97,960
Sr. Unsec’d. Notes	4.200	04/01/26	20	19,639
				117,599
Insurance 6.3%
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	150	135,902
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	100	108,142
CNA Financial Corp., Sr. Unsec’d. Notes	3.450	08/15/27	100	93,781
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000	06/01/21	500	519,999
Markel Corp., Sr. Unsec’d. Notes	5.350	06/01/21	500	524,997
				1,382,821

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 4.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	180	$ 196,380
Comcast Corp., Gtd. Notes	3.375	08/15/25	325	315,598
Discovery Communications LLC,
Gtd. Notes	4.950	05/15/42	100	94,268
Gtd. Notes, 144A	3.500	06/15/22	100	98,932
Gtd. Notes, 144A	3.950	06/15/25	28	27,421

Time Warner, Inc., Gtd. Notes	3.875	01/15/26	200	195,580
Viacom, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	150	150,400
				1,078,579
Mining 0.7%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.700	05/30/41	50	56,367
Gtd. Notes	7.500	09/15/38	75	96,507
				152,874
Miscellaneous Manufacturing 0.2%
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26	45	44,653
Office/Business Equipment 1.2%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.625	09/15/20	100	98,750
Xerox Corp., Sr. Unsec’d. Notes	3.625	03/15/23	175	169,611
				268,361
Oil & Gas 5.9%
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	250	246,742
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500	02/15/37	100	120,078
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	120	119,550

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes	5.700%	10/15/19	240	$ 247,320

Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	50	50,837
Devon Energy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/21	100	101,489
Sr. Unsec’d. Notes	5.000	06/15/45	55	57,233
Sr. Unsec’d. Notes	5.600	07/15/41	15	16,545

Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950	04/15/22	90	91,171
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050	11/15/44	100	103,615
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.999	01/27/28	65	63,365
Shell International Finance BV (Netherlands), Gtd. Notes	4.375	05/11/45	85	88,307
				1,306,252
Pharmaceuticals 6.6%
Allergan Funding SCS, Gtd. Notes	3.800	03/15/25	350	336,363
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38	100	98,887
Sr. Unsec’d. Notes	5.050	03/25/48	90	91,431
Sr. Unsec’d. Notes	5.125	07/20/45	100	103,867

Express Scripts Holding Co., Gtd. Notes	3.050	11/30/22	300	289,467
Johnson & Johnson, Sr. Unsec’d. Notes	3.400	01/15/38	95	89,668
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	3.000	11/15/20	100	99,746
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21	180	172,677
Gtd. Notes	3.200	09/23/26	100	91,144

Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200	07/21/21	100	90,233
				1,463,483
Pipelines 4.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	3.500	12/01/22	35	34,432

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750%	09/30/21	250	$ 252,813
Enterprise Products Operating LLC,
Gtd. Notes	4.850	03/15/44	100	103,191
Gtd. Notes	4.900	05/15/46	150	156,248

Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	80	74,989
MPLX LP,
Sr. Unsec’d. Notes	3.375	03/15/23	80	78,753
Sr. Unsec’d. Notes	4.500	07/15/23	75	76,870
Williams Partners LP,
Sr. Unsec’d. Notes	4.300	03/04/24	200	200,792
Sr. Unsec’d. Notes	5.100	09/15/45	30	29,528
				1,007,616
Real Estate Investment Trusts (REITs) 2.2%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650	06/15/24	75	72,272
DDR Corp., Sr. Unsec’d. Notes	4.700	06/01/27	100	100,116
Digital Realty Trust LP, Gtd. Notes	3.400	10/01/20	50	50,106
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	75	74,045
Realty Income Corp., Sr. Unsec’d. Notes	3.875	04/15/25	200	197,044
				493,583
Retail 0.9%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	200	198,102
Semiconductors 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	75	71,609
Shipbuilding 0.4%
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A	3.483	12/01/27	100	94,624

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 2.4%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	50	$ 50,531
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56	140	136,935
Sr. Unsec’d. Notes	4.000	02/12/55	25	24,761
Sr. Unsec’d. Notes	4.500	02/06/57	80	85,562
Oracle Corp.,
Sr. Unsec’d. Notes	2.400	09/15/23	75	71,519
Sr. Unsec’d. Notes	3.900	05/15/35	45	44,476
Sr. Unsec’d. Notes	4.000	07/15/46	115	111,222
				525,006
Telecommunications 2.0%
AT&T, Inc., Sr. Unsec’d. Notes	5.150	03/15/42	230	228,640
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	15	14,750
Sr. Unsec’d. Notes	5.012	04/15/49	190	189,256
				432,646
Transportation 0.4%
FedEx Corp., Gtd. Notes	4.500	02/01/65	100	90,044
Total Corporate Bonds (cost $20,147,708)				19,777,816
Municipal Bond 0.6%
Texas
Permanent University Fund - University of Texas System (cost $150,000)	3.376	07/01/47	150	138,874
Sovereign Bond 0.8%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost $180,258)	4.600	01/23/46	200	183,300
U.S. Treasury Obligations 1.7%
U.S. Treasury Bonds	2.750	11/15/47	230	214,601

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	2.750%	02/15/28	160	$ 157,487

Total U.S. Treasury Obligations (cost $369,823)				372,088

Total Long-Term Investments (cost $21,960,116)				21,533,257

	Shares
Short-Term Investments 1.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	242,406	242,406
PGIM Institutional Money Market Fund (cost $104,246; includes $104,063 of cash collateral for securities on loan)(b)(w)	104,239	104,239

Total Short-Term Investments (cost $346,652)		346,645

TOTAL INVESTMENTS 99.1% (cost $22,306,768)		21,879,902
Other assets in excess of liabilities(z) 0.9%		202,226

Net Assets 100.0%		$ 22,082,128

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,593; cash collateral of $104,063 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures Contracts outstanding at April 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Jun. 2018	$ 424,094	$ (781)

PGIM Corporate Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Futures Contracts outstanding at April 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
31	5 Year U.S. Treasury Notes	Jun. 2018	$3,518,742	$(13,062)
11	20 Year U.S. Treasury Bonds	Jun. 2018	1,582,281	11,500
				(2,343)
Short Positions:
20	10 Year U.S. Treasury Notes	Jun. 2018	2,392,500	8,398
15	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	2,356,875	(39,951)
				(31,553)
				$(33,896)
Cash of $200,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2018.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$ —	$ 1,061,179	$—
Corporate Bonds	—	19,777,816	—
Municipal Bond	—	138,874	—
Sovereign Bond	—	183,300	—
U.S. Treasury Obligations	—	372,088	—
Affiliated Mutual Funds	346,645	—	—
Other Financial Instruments*
Futures Contracts	(33,896)	—	—
Total	$312,749	$21,533,257	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks 99.6%
Aerospace & Defense 0.6%
Esterline Technologies Corp.*	21,500	$ 1,544,775
Triumph Group, Inc.(a)	132,400	3,131,260
Vectrus, Inc.*	121,500	4,374,000
		9,050,035
Air Freight & Logistics 0.9%
Atlas Air Worldwide Holdings, Inc.*	219,428	13,911,735
Airlines 1.4%
Hawaiian Holdings, Inc.	114,800	4,729,760
SkyWest, Inc.	296,468	16,869,029
		21,598,789
Auto Components 3.9%
American Axle & Manufacturing Holdings, Inc.*(a)	633,300	9,714,822
Cooper Tire & Rubber Co.(a)	23,800	581,910
Cooper-Standard Holdings, Inc.*	99,300	12,293,340
Dana, Inc.	381,900	9,062,487
Modine Manufacturing Co.*	193,600	3,329,920
Stoneridge, Inc.*	274,000	7,214,420
Superior Industries International, Inc.(a)	100,300	1,318,945
Tenneco, Inc.	113,500	5,072,315
Tower International, Inc.	328,989	9,705,176
		58,293,335
Automobiles 0.2%
Winnebago Industries, Inc.(a)	85,800	3,251,820
Banks 17.8%
Arrow Financial Corp.	49,434	1,749,964
Associated Banc-Corp.	232,000	6,136,400
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	263,811	7,146,640
Bank of Marin Bancorp	19,562	1,419,223
BankUnited, Inc.	146,500	5,802,865
Berkshire Hills Bancorp, Inc.	332,004	12,599,552
Boston Private Financial Holdings, Inc.	110,000	1,765,500
Bridge Bancorp, Inc.	20,200	664,580
Camden National Corp.	101,926	4,516,341
Cathay General Bancorp	403,100	16,128,031
Citizens & Northern Corp.(a)	21,916	529,271

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
CNB Financial Corp.	59,199	$ 1,678,884
Community Trust Bancorp, Inc.	129,566	6,219,168
Customers Bancorp, Inc.*(a)	335,430	9,667,093
Enterprise Financial Services Corp.	198,180	10,077,453
Fidelity Southern Corp.	240,693	5,470,952
Financial Institutions, Inc.	191,928	5,968,961
First Business Financial Services, Inc.	19,500	506,805
First Commonwealth Financial Corp.	48,300	731,262
First Community Bancshares, Inc.	58,034	1,800,795
First Financial Bancorp	210,551	6,516,553
First Financial Corp.	95,459	4,080,872
First Hawaiian, Inc.	75,900	2,091,045
First Interstate BancSystem, Inc. (Class A Stock)	11,000	445,500
FNB Corp.(a)	391,100	5,084,300
Franklin Financial Network, Inc.*(a)	9,400	316,780
Fulton Financial Corp.(a)	359,800	6,080,620
Great Southern Bancorp, Inc.	82,263	4,347,599
Great Western Bancorp, Inc.	281,400	11,576,796
Hanmi Financial Corp.(a)	198,578	5,480,753
Heartland Financial USA, Inc.	246,550	13,227,407
Hilltop Holdings, Inc.	470,603	10,550,919
Hope Bancorp, Inc.	779,016	13,469,187
Horizon Bancorp	34,754	999,525
IBERIABANK Corp.	56,381	4,225,756
International Bancshares Corp.	386,882	15,397,904
Lakeland Bancorp, Inc.	97,127	1,893,976
MB Financial, Inc.	76,500	3,260,430
MidWestOne Financial Group, Inc.	22,862	737,757
OFG Bancorp (Puerto Rico)	85,500	1,154,250
Old National Bancorp	626,743	10,779,980
PacWest Bancorp	81,300	4,165,812
Peapack Gladstone Financial Corp.	56,879	1,879,282
Popular, Inc. (Puerto Rico)	133,600	6,184,344
QCR Holdings, Inc.	11,200	506,800
S&T Bancorp, Inc.(a)	190,563	8,133,229
Sandy Spring Bancorp, Inc.	28,100	1,113,603
South State Corp.	6,900	597,195
Sterling Bancorp	188,900	4,486,375
TriCo Bancshares	66,550	2,486,973
Trustmark Corp.(a)	26,900	842,239
Univest Corp. of Pennsylvania	41,800	1,201,750
WesBanco, Inc.(a)	206,048	9,024,902
West Bancorporation, Inc.	68,359	1,664,542
		264,584,695

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 0.4%
Eagle Pharmaceuticals, Inc.*(a)	19,400	$ 1,008,994
PDL BioPharma, Inc.*(a)	632,500	1,846,900
United Therapeutics Corp.*	28,100	3,094,091
		5,949,985
Building Products 0.0%
Caesarstone Ltd.	37,900	699,255
Capital Markets 2.7%
Arlington Asset Investment Corp. (Class A Stock)(a)	270,096	3,089,898
BrightSphere Investment Group PLC	376,300	5,708,471
INTL. FCStone, Inc.*	41,600	1,864,512
Piper Jaffray Cos.	60,983	4,271,859
Stifel Financial Corp.(a)	290,700	16,941,996
Waddell & Reed Financial, Inc. (Class A Stock)(a)	393,700	7,968,488
		39,845,224
Chemicals 1.7%
AdvanSix, Inc.*	33,300	1,192,806
Innophos Holdings, Inc.	96,300	3,984,894
Koppers Holdings, Inc.*	171,300	7,502,940
Kraton Corp.*	9,700	442,999
Kronos Worldwide, Inc.	37,300	859,392
Minerals Technologies, Inc.	7,500	517,875
Stepan Co.	76,219	5,359,720
Trinseo SA	83,200	6,069,440
		25,930,066
Commercial Services & Supplies 2.9%
ACCO Brands Corp.	696,641	8,394,524
CECO Environmental Corp.(a)	83,200	391,040
Deluxe Corp.(a)	87,900	6,024,666
Ennis, Inc.	369,556	6,615,052
Essendant, Inc.(a)	239,700	1,783,368
Herman Miller, Inc.	262,000	8,043,400
Knoll, Inc.	18,500	352,795
Matthews International Corp. (Class A Stock)(a)	24,000	1,179,600
Quad Graphics, Inc.	335,971	8,301,844
Steelcase, Inc. (Class A Stock)	45,500	602,875
VSE Corp.	26,300	1,348,927
		43,038,091

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 0.8%
AECOM*(a)	131,900	$ 4,542,636
Argan, Inc.(a)	189,500	7,580,000
KBR, Inc.(a)	9,900	165,231
		12,287,867
Consumer Finance 2.6%
Encore Capital Group, Inc.*(a)	186,591	8,321,959
Enova International, Inc.*	388,605	11,386,126
Nelnet, Inc. (Class A Stock)(a)	213,753	11,288,296
Regional Management Corp.*	80,400	2,642,748
World Acceptance Corp.*(a)	52,100	5,340,250
		38,979,379
Containers & Packaging 0.0%
Greif, Inc. (Class A Stock)(a)	4,500	263,340
Diversified Telecommunication Services 0.8%
Iridium Communications, Inc.*(a)	1,047,098	12,460,466
Electric Utilities 1.1%
OGE Energy Corp.	41,600	1,367,392
PNM Resources, Inc.	161,500	6,403,475
Portland General Electric Co.	201,000	8,538,480
		16,309,347
Electrical Equipment 0.7%
Atkore International Group, Inc.*	290,100	5,155,077
Regal Beloit Corp.(a)	78,700	5,603,440
		10,758,517
Electronic Equipment, Instruments & Components 2.6%
Jabil, Inc.	75,900	2,018,940
Methode Electronics, Inc.(a)	18,200	726,180
Sanmina Corp.*	412,774	12,176,833
ScanSource, Inc.*	36,400	1,248,520
Tech Data Corp.*	153,000	11,666,250
TTM Technologies, Inc.*(a)	625,700	8,722,258
Vishay Intertechnology, Inc.	102,300	1,805,595
		38,364,576

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 0.6%
Diamond Offshore Drilling, Inc.*(a)	22,600	$ 415,614
McDermott International, Inc.*(a)	1,194,163	7,881,476
		8,297,090
Equity Real Estate Investment Trusts (REITs) 10.1%
Ashford Hospitality Trust, Inc.	1,676,220	11,532,393
Braemar Hotels & Resorts, Inc.	443,379	4,611,142
Brixmor Property Group, Inc.	315,900	4,703,751
CBL & Associates Properties, Inc.(a)	624,700	2,611,246
Chatham Lodging Trust	375,700	7,157,085
CorEnergy Infrastructure Trust, Inc.	218,915	8,436,984
DDR Corp.(a)	670,800	4,863,300
DiamondRock Hospitality Co.(a)	72,100	796,705
Franklin Street Properties Corp.	273,900	2,130,942
Global Net Lease, Inc.	96,400	1,794,004
Government Properties Income Trust	286,200	3,574,638
Gramercy Property Trust	9,400	220,900
Hersha Hospitality Trust(a)	543,500	10,206,930
Hospitality Properties Trust	212,800	5,294,464
InfraREIT, Inc.	300,200	6,397,262
iStar, Inc.*	95,900	972,426
Kite Realty Group Trust	159,200	2,343,424
Lexington Realty Trust	769,477	6,186,595
Mack-Cali Realty Corp.	247,800	4,254,726
MedEquities Realty Trust, Inc.	56,600	576,754
New Senior Investment Group, Inc.	832,700	7,177,874
Pennsylvania Real Estate Investment Trust(a)	63,700	616,616
Ramco-Gershenson Properties Trust(a)	246,300	2,943,285
RLJ Lodging Trust(a)	543,300	11,284,341
Sabra Health Care REIT, Inc.(a)	305,500	5,593,705
Select Income REIT	604,328	11,458,059
Spirit Realty Capital, Inc.(a)	697,000	5,610,850
Washington Prime Group, Inc.(a)	757,200	4,899,084
Xenia Hotels & Resorts, Inc.	576,200	11,863,958
		150,113,443
Food & Staples Retailing 1.5%
Ingles Markets, Inc. (Class A Stock)(a)	206,105	7,059,096
SpartanNash Co.	408,090	7,419,076
SUPERVALU, Inc.*(a)	18,900	330,939
United Natural Foods, Inc.*(a)	160,600	7,230,212
		22,039,323

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products 0.5%
Dean Foods Co.(a)	103,800	$ 893,718
Sanderson Farms, Inc.(a)	56,900	6,325,004
		7,218,722
Gas Utilities 0.7%
National Fuel Gas Co.(a)	110,900	5,694,715
New Jersey Resources Corp.(a)	67,900	2,807,665
Spire, Inc.(a)	22,300	1,608,945
		10,111,325
Health Care Providers & Services 0.6%
Acadia Healthcare Co., Inc.*(a)	136,100	4,842,438
LifePoint Health, Inc.*(a)	50,500	2,418,950
National HealthCare Corp.	12,200	747,616
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*(a)	16,700	473,445
		8,482,449
Hotels, Restaurants & Leisure 0.2%
El Pollo Loco Holdings, Inc.*(a)	173,100	1,731,000
Speedway Motorsports, Inc.	67,189	1,185,886
		2,916,886
Household Durables 3.8%
Beazer Homes USA, Inc.*	518,000	7,604,240
Ethan Allen Interiors, Inc.	16,100	355,005
Helen of Troy Ltd.*	157,400	14,032,210
KB Home	466,900	12,396,195
La-Z-Boy, Inc.(a)	239,900	6,909,120
MDC Holdings, Inc.	11,056	320,735
Taylor Morrison Home Corp. (Class A Stock)*	502,200	11,932,272
William Lyon Homes (Class A Stock)*	92,400	2,481,864
		56,031,641
Independent Power & Renewable Electricity Producers 0.9%
NRG Yield, Inc. (Class C Stock)	762,300	13,568,940
Insurance 3.4%
American Equity Investment Life Holding Co.	520,877	15,730,486
CNO Financial Group, Inc.	438,700	9,405,728
EMC Insurance Group, Inc.	59,050	1,534,119

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Employers Holdings, Inc.	281,198	$ 11,500,998
FBL Financial Group, Inc. (Class A Stock)(a)	83,568	6,497,412
National Western Life Group, Inc. (Class A Stock)	17,900	5,681,639
		50,350,382
IT Services 0.4%
Convergys Corp.	70,331	1,642,932
Sykes Enterprises, Inc.*(a)	105,600	3,037,056
Travelport Worldwide Ltd.	74,200	1,271,788
		5,951,776
Leisure Products 0.3%
Nautilus, Inc.*	69,800	1,015,590
Vista Outdoor, Inc.*(a)	247,300	4,142,275
		5,157,865
Machinery 2.0%
American Railcar Industries, Inc.(a)	15,100	573,045
Briggs & Stratton Corp.(a)	73,700	1,328,811
Global Brass & Copper Holdings, Inc.	240,576	7,217,280
Greenbrier Cos., Inc. (The)(a)	194,600	8,533,210
Milacron Holdings Corp.*	93,700	1,689,411
Wabash National Corp.(a)	506,497	10,160,330
		29,502,087
Marine 0.5%
Costamare, Inc. (Monaco)(a)	473,200	3,213,028
Matson, Inc.(a)	143,300	4,188,659
		7,401,687
Media 1.4%
Entercom Communications Corp. (Class A Stock)(a)	171,982	1,745,617
Gannett Co., Inc.(a)	802,300	7,758,241
Gray Television, Inc.*(a)	314,500	3,553,850
Meredith Corp.(a)	40,500	2,097,900
MSG Networks, Inc. (Class A Stock)*(a)	24,600	504,300
Saga Communications, Inc. (Class A Stock)	9,410	349,111
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	184,700	5,236,245
		21,245,264

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 1.7%
Schnitzer Steel Industries, Inc. (Class A Stock)	333,700	$ 9,827,465
Tahoe Resources, Inc.	676,200	3,401,286
Worthington Industries, Inc.	257,015	11,444,878
		24,673,629
Mortgage Real Estate Investment Trusts (REITs) 4.4%
AG Mortgage Investment Trust, Inc.	300,681	5,316,040
Anworth Mortgage Asset Corp.	247,300	1,169,729
Apollo Commercial Real Estate Finance, Inc.(a)	369,283	6,654,480
ARMOUR Residential REIT, Inc.	236,800	5,358,784
Capstead Mortgage Corp.	618,492	5,442,730
Cherry Hill Mortgage Investment Corp.	183,200	3,227,984
CYS Investments, Inc.	832,609	5,969,806
Dynex Capital, Inc.	695,406	4,575,771
Invesco Mortgage Capital, Inc.(a)	477,726	7,753,493
Ladder Capital Corp.	132,290	1,838,831
MTGE Investment Corp.	328,637	5,964,762
New York Mortgage Trust, Inc.(a)	155,700	943,542
Redwood Trust, Inc.	418,100	6,413,654
Western Asset Mortgage Capital Corp.	488,500	4,860,575
		65,490,181
Multiline Retail 0.4%
Dillard’s, Inc. (Class A Stock)(a)	77,000	5,740,350
Multi-Utilities 0.8%
Black Hills Corp.(a)	9,600	544,128
NorthWestern Corp.	202,900	11,147,326
		11,691,454
Oil, Gas & Consumable Fuels 2.8%
Adams Resources & Energy, Inc.	14,578	667,673
Arch Coal, Inc. (Class A Stock)(a)	58,500	4,728,555
Carrizo Oil & Gas, Inc.*(a)	96,700	1,940,769
DHT Holdings, Inc.	1,029,800	3,738,174
Gulfport Energy Corp.*	302,000	2,808,600
Laredo Petroleum, Inc.*(a)	550,200	6,052,200
Midstates Petroleum Co., Inc.*	30,900	432,291
Newfield Exploration Co.*(a)	138,900	4,139,220
Par Pacific Holdings, Inc.*(a)	20,100	339,087
Range Resources Corp.(a)	92,200	1,276,970
REX American Resources Corp.*	41,800	3,125,804

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Ship Finance International Ltd. (Norway)	421,769	$ 6,010,208
Southwestern Energy Co.*(a)	122,600	502,660
W&T Offshore, Inc.*	354,300	2,161,230
World Fuel Services Corp.	161,700	3,471,699
		41,395,140
Paper & Forest Products 2.2%
Clearwater Paper Corp.*(a)	101,400	2,398,110
Domtar Corp.	60,600	2,660,340
Louisiana-Pacific Corp.	429,700	12,173,401
P.H. Glatfelter Co.	225,500	4,710,695
Schweitzer-Mauduit International, Inc.	271,643	10,602,226
		32,544,772
Pharmaceuticals 0.4%
Lannett Co., Inc.*(a)	19,400	302,640
Prestige Brands Holdings, Inc.*(a)	217,800	6,412,032
		6,714,672
Professional Services 0.9%
Barrett Business Services, Inc.	28,100	2,459,312
TrueBlue, Inc.*	396,800	10,574,720
		13,034,032
Road & Rail 0.2%
ArcBest Corp.	7,600	243,960
Roadrunner Transportation Systems, Inc.*	158,600	340,990
Ryder System, Inc.	34,600	2,333,078
		2,918,028
Semiconductors & Semiconductor Equipment 0.6%
Amkor Technology, Inc.*(a)	995,261	8,240,761
Specialty Retail 5.9%
American Eagle Outfitters, Inc.	508,300	10,511,644
Asbury Automotive Group, Inc.*	57,800	3,875,490
Ascena Retail Group, Inc.*(a)	1,074,800	2,386,056
Buckle, Inc. (The)(a)	108,800	2,507,840
Caleres, Inc.	208,000	6,807,840
Chico’s FAS, Inc.(a)	653,900	6,493,227

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Citi Trends, Inc.	9,900	$ 303,237
DSW, Inc. (Class A Stock)	377,500	8,418,250
Express, Inc.*(a)	244,600	1,917,664
Francesca’s Holdings Corp.*(a)	132,800	657,360
Genesco, Inc.*(a)	187,100	7,998,525
Group 1 Automotive, Inc.	91,500	5,979,525
Haverty Furniture Cos., Inc.	118,400	2,148,960
Hibbett Sports, Inc.*(a)	201,200	5,472,640
Office Depot, Inc.	2,034,600	4,659,234
Party City Holdco, Inc.*(a)	148,400	2,337,300
Pier 1 Imports, Inc.(a)	266,800	594,964
Shoe Carnival, Inc.(a)	183,658	4,475,746
Sonic Automotive, Inc. (Class A Stock)(a)	278,500	5,514,300
Tailored Brands, Inc.	51,500	1,624,825
Tilly’s, Inc. (Class A Stock)	35,500	397,955
Vitamin Shoppe, Inc.*(a)	82,900	410,355
Zumiez, Inc.*	110,400	2,583,360
		88,076,297
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor Corp.*	72,200	6,733,372
Movado Group, Inc.	90,100	3,554,445
Perry Ellis International, Inc.*	183,100	4,751,445
Vera Bradley, Inc.*	13,900	158,182
		15,197,444
Thrifts & Mortgage Finance 7.4%
Capitol Federal Financial, Inc.	113,900	1,420,333
Dime Community Bancshares, Inc.	419,783	8,290,714
Essent Group Ltd.*	180,100	5,936,096
Federal Agricultural Mortgage Corp. (Class C Stock)	120,062	10,266,502
First Defiance Financial Corp.	102,672	6,125,411
Flagstar Bancorp, Inc.*(a)	77,600	2,681,080
Meta Financial Group, Inc.	10,400	1,155,960
MGIC Investment Corp.*	1,414,900	14,177,298
OceanFirst Financial Corp.	35,200	949,696
Oritani Financial Corp.	266,082	4,071,055
PennyMac Financial Services, Inc. (Class A Stock)*	25,715	529,729
Provident Financial Services, Inc.	404,220	10,558,226
Radian Group, Inc.	805,266	11,515,304
TrustCo Bank Corp. NY	90,741	775,836
United Financial Bancorp, Inc.	337,400	5,577,222

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
Walker & Dunlop, Inc.	196,321	$ 11,211,892
Washington Federal, Inc.(a)	479,704	15,230,602
		110,472,956
Trading Companies & Distributors 2.9%
Air Lease Corp.(a)	8,900	371,041
Aircastle Ltd.	591,953	11,602,279
CAI International, Inc.*(a)	200,006	4,496,135
GATX Corp.(a)	223,647	14,590,730
Rush Enterprises, Inc. (Class A Stock)*	59,600	2,433,468
Triton International Ltd. (Bermuda)	300,100	9,306,101
		42,799,754
Total Common Stocks (cost $1,338,290,003)		1,482,954,872
Exchange Traded Fund 0.1%
iShares Russell 2000 Value ETF(a) (cost $1,346,686)	14,407	1,788,341

Total Long-Term Investments (cost $1,339,636,689)		1,484,743,213
Short-Term Investments 27.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,317,452	1,317,452
PGIM Institutional Money Market Fund (cost $406,143,377; includes $405,532,433 of cash collateral for securities on loan)(b)(w)	406,154,927	406,154,927

Total Short-Term Investments (cost $407,460,829)		407,472,379

TOTAL INVESTMENTS 127.1% (cost $1,747,097,518)		1,892,215,592
Liabilities in excess of other assets (27.1)%		(403,123,639)

Net Assets 100.0%		$ 1,489,091,953

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $391,642,212; cash collateral of $405,532,433 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 9,050,035	$—	$—
Air Freight & Logistics	13,911,735	—	—
Airlines	21,598,789	—	—
Auto Components	58,293,335	—	—
Automobiles	3,251,820	—	—
Banks	264,584,695	—	—
Biotechnology	5,949,985	—	—
Building Products	699,255	—	—
Capital Markets	39,845,224	—	—
Chemicals	25,930,066	—	—
Commercial Services & Supplies	43,038,091	—	—
Construction & Engineering	12,287,867	—	—
Consumer Finance	38,979,379	—	—
Containers & Packaging	263,340	—	—
Diversified Telecommunication Services	12,460,466	—	—
Electric Utilities	16,309,347	—	—
Electrical Equipment	10,758,517	—	—
Electronic Equipment, Instruments & Components	38,364,576	—	—
Energy Equipment & Services	8,297,090	—	—
Equity Real Estate Investment Trusts (REITs)	150,113,443	—	—
Food & Staples Retailing	22,039,323	—	—
Food Products	7,218,722	—	—
Gas Utilities	10,111,325	—	—
Health Care Providers & Services	8,482,449	—	—
Hotels, Restaurants & Leisure	2,916,886	—	—
Household Durables	56,031,641	—	—
Independent Power & Renewable Electricity Producers	13,568,940	—	—
Insurance	50,350,382	—	—

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
IT Services	$ 5,951,776	$—	$—
Leisure Products	5,157,865	—	—
Machinery	29,502,087	—	—
Marine	7,401,687	—	—
Media	21,245,264	—	—
Metals & Mining	24,673,629	—	—
Mortgage Real Estate Investment Trusts (REITs)	65,490,181	—	—
Multiline Retail	5,740,350	—	—
Multi-Utilities	11,691,454	—	—
Oil, Gas & Consumable Fuels	41,395,140	—	—
Paper & Forest Products	32,544,772	—	—
Pharmaceuticals	6,714,672	—	—
Professional Services	13,034,032	—	—
Road & Rail	2,918,028	—	—
Semiconductors & Semiconductor Equipment	8,240,761	—	—
Specialty Retail	88,076,297	—	—
Textiles, Apparel & Luxury Goods	15,197,444	—	—
Thrifts & Mortgage Finance	110,472,956	—	—
Trading Companies & Distributors	42,799,754	—	—
Exchange Traded Fund	1,788,341	—	—
Affiliated Mutual Funds	407,472,379	—	—
Total	$1,892,215,592	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:
The following abbreviations are used in the preceding Portfolios’ descriptions:
A — Annual payment frequency for swaps
M — Monthly payment frequency for swaps
Q — Quarterly payment frequency for swaps
S — Semiannual payment frequency for swaps
T — Swap payment upon termination
144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACES — Alternative Credit Enhancements Securities
BABs — Build America Bonds
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage Backed Securities index
CPI — Consumer Price Index
EMTN — Euro Medium Term Note
ETF — Exchange Traded Fund
FHLMC — Federal Home Loan Mortgage Corp.
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
NSA — Non-Seasonally Adjusted
OTC — Over-the-counter
REIT(s) — Real Estate Investment Trust(s)
REMICS — Real Estate Mortgage Investment Conduit Security
Strips — Separate Trading of Registered Interest and Principal of Securities
TBA — To Be Announced
USOIS — United States Overnight Index Swap

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Certain Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 25, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    June 25, 2018

* Print the name and title of each signing officer under his or her signature.